Vanguard® Managed Allocation Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (35.8%)
Vanguard Total Stock Market Index Fund Investor Shares	1,984,039	219,792
Vanguard Value Index Fund Investor Shares	1,511,095	87,115
Vanguard Small-Cap Value Index Fund Admiral Shares	1,062,392	80,338
Vanguard Dividend Appreciation Index Fund Admiral Shares	1,112,393	48,923
Vanguard High Dividend Yield Index Fund Admiral Shares	1,252,871	42,397
		478,565
Global Stock Fund (2.5%)
Vanguard Global Minimum Volatility Fund Investor Shares	2,370,298	34,037
International Stock Funds (26.3%)
Vanguard Total International Stock Index Fund Investor Shares	16,746,893	321,038
Vanguard Emerging Markets Stock Index Fund Investor Shares	1,063,200	31,056
		352,094
U.S. Bond Fund (11.5%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	14,838,224	153,279
International Bond Funds (5.3%)
Vanguard Emerging Markets Bond Fund Investor Shares	3,549,958	37,026
Vanguard Total International Bond Index Fund Investor Shares	3,263,442	34,136
		71,162
Alternative Funds (18.6%)
Vanguard Commodity Strategy Fund Admiral Shares	2,933,837	99,809
Vanguard Alternative Strategies Fund Investor Shares	4,986,964	83,781
Vanguard Market Neutral Fund Investor Shares	5,629,259	64,680
		248,270
Total Investment Companies (Cost $1,024,017)		1,337,407
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1] Vanguard Market Liquidity Fund, 0.312% (Cost $1,552)	15,522	1,552
Total Investments (100.1%) (Cost $1,025,569)		1,338,959
Other Assets and Liabilities—Net (-0.1%)		(797)
Net Assets (100%)		1,338,162
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2022, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2022 Market Value ($000)
Vanguard Alternative Strategies Fund	108,406	—	24,912	(4,634)	4,921	—	—	83,781
Vanguard Commodity Strategy Fund	103,169	83	25,797	3,664	18,690	—	—	99,809
Vanguard Dividend Appreciation Index Fund	47,857	3,758	—	—	(2,692)	206	—	48,923
Vanguard Emerging Markets Bond Fund	40,342	317	—	—	(3,633)	316	—	37,026
Vanguard Emerging Markets Stock Index Fund	33,753	71	625	(32)	(2,111)	71	—	31,056
Vanguard Global Minimum Volatility Fund	35,033	—	—	—	(996)	—	—	34,037
Vanguard High Dividend Yield Index Fund	41,081	1,247	—	—	69	246	—	42,397
Vanguard Market Liquidity Fund	971	NA1	NA1	—	—	—	—	1,552
Vanguard Market Neutral Fund	74,745	—	13,460	2,058	1,337	—	—	64,680
Vanguard Small-Cap Value Index Fund	81,938	3,292	3,661	61	(1,292)	292	—	80,338
Vanguard Total Bond Market II Index Fund	157,493	6,145	—	—	(10,359)	710	119	153,279
Vanguard Total International Bond Index Fund	50,960	3,067	17,727	971	(3,135)	62	—	34,136
Vanguard Total International Stock Index Fund	329,776	12,261	646	(3)	(20,350)	451	—	321,038
Vanguard Total Stock Market Index Fund	190,277	39,811	—	—	(10,296)	610	—	219,792
Vanguard Value Index Fund	68,299	20,286	2,528	65	993	452	—	87,115
Total	1,364,100	90,338	89,356	2,150	(28,854)	3,416	119	1,338,959
1	Not applicable—purchases and sales are for temporary cash investment purposes.